TRADE RECEIVABLES - Schedule of Trade Accounts Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables [abstract]
Accounts receivable	$ 22,623,900	$ 28,418,758
Accounts receivable in litigations	1,883,274	1,285,941
Notes receivable	5,322	16,801
Foreign customers	161,707	17,874
Subtotal	24,674,203	29,739,374
Allowance for doubtful accounts	(1,925,045)	(1,329,119)
Trade accounts receivable	$ 22,749,158	$ 28,410,255